Statutory Information (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedule of Reconciliations of Net Income and Stockholder's Equity

	Net Income			Stockholder's Equity
	2022	2021	2020	2022	2021
Based on SAP	$(0.1)	$1.1	$1.2	$11.8	$42.7
Investment valuation difference	—	(0.1)	—	(1.0)	2.6
Deferred taxes	0.5	—	0.2	0.4	(0.3)
Deferred gain on disposal of businesses and gains on disposal of businesses	—	0.1	(0.3)	(0.6)	(0.8)
Other differences	(1.1)	0.1	(0.1)	1.2	1.1
Based on GAAP	$(0.7)	$1.2	$1.0	$11.8	$45.3